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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03790

Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

Willard L. Umphrey, Quantitative Group of Funds

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

781-259-1144

(Registrant’s telephone number)

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments

QUANT SMALL CAP FUND

SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

Common Stock - 98.1%
	Shares	Value
BANKS - 1.3%
CoBiz Financial, Inc.	28,127	$180,294
Pinnacle Financial Partners, Inc. (a)	56,886	757,721
Wintrust Financial Corporation	8,160	131,213
		1,069,228
CHEMICALS - 1.3%
LSB Industries, Inc. (a)(b)	64,578	1,044,226

COMMERCIAL SERVICES & SUPPLIES - 6.7%
Clean Harbors, Inc. (a)	13,223	713,910
Coinstar, Inc. (a)	23,770	634,659
FTI Consulting, Inc. (a)	33,274	1,687,657
Kforce, Inc. (a)	96,225	795,781
Waste Connections, Inc. (a)	57,636	1,493,349
		5,325,356
COMMUNICATIONS EQUIPMENT - 3.7%
Comtech Telecommunications Corp. (a)	25,697	819,220
NICE-Systems, Ltd. (a)(c)	90,797	2,094,687
		2,913,907
CONTAINERS & PACKAGING - 2.9%
Silgan Holdings, Inc.	31,795	1,558,909
Sonoco Products Company	30,874	739,432
		2,298,341
DIVERSIFIED COMMUNICATION SERVICES - 0.9%
Hughes Communications, Inc. (a)	32,064	732,021

ELECTRIC UTILITIES - 1.3%
Ormat Technologies, Inc. (b)	25,931	1,045,279

ELECTRICAL EQUIPMENT - 0.5%
American Superconductor Corporation (a)(b)	14,596	383,145

ENERGY EQUIPMENT & SERVICES - 4.5%
Core Laboratories N.V.	40,917	3,565,917

FOOD PRODUCTS - 9.7%
Dean Foods Company (a)	154,855	2,971,667
Diamond Foods, Inc.	61,070	1,703,853
The Hain Celestial Group, Inc. (a)(b)	22,939	358,078
Smart Balance, Inc. (a)	19,675	133,987
United Natural Foods, Inc. (a)	97,757	2,566,121
		7,733,706

HEALTH CARE EQUIPMENT & SERVICES - 9.9%
Haemonetics Corporation (a)	12,804	729,828
inVentiv Health, Inc. (a)	60,385	817,009
Omnicell, Inc. (a)	118,121	1,269,801
Psychiatric Solutions, Inc. (a)	38,405	873,330
Schein (Henry), Inc. (a)	30,577	1,466,167
Universal Health Services, Inc.	21,376	1,044,218
Varian Medical Systems, Inc. (a)	11,950	471,188
ZOLL Medical Corporation (a)	64,118	1,240,042
		7,911,583
HOTELS, RESTAURANTS & LEISURE - 0.7%
California Pizza Kitchen, Inc. (a)	42,830	569,211

INSURANCE - 1.5%
Aspen Insurance Holdings Limited	29,298	654,517
Brown & Brown, Inc.	27,110	540,302
		1,194,819
INVESTMENT BROKERAGE - 0.9%
optionsXpress Holdings, Inc.	46,495	722,067

MACHINERY - 5.0%
ESCO Technologies, Inc. (a)	29,873	1,338,310
Gardner Denver, Inc. (a)	30,901	777,778
Harsco Corporation	40,146	1,136,132
Smith & Wesson Holding Corporation (a)	139,164	790,451
		4,042,671
MEDIA - 5.2%
Discovery Communications, Inc. (a)	14,298	322,420
Lions Gate Entertainment Corporation (a)(b)	32,919	184,346
Regal Entertainment Group	274,003	3,641,500
		4,148,266
METALS & MINING - 3.1%
Compass Minerals International, Inc.	44,966	2,469,083

OIL & GAS - 1.3%
Natural Gas Services Group, Inc. (a)(b)	52,069	692,518
Sandridge Energy, Inc. (a)	45,667	389,083
		1,081,601
PERSONAL PRODUCTS - 1.0%
NBTY, Inc. (a)	28,799	809,828

PHARMACEUTICALS - 1.6%
Par Pharmaceutical Companies, Inc. (a)	86,877	1,316,187

REAL ESTATE - 10.7%
AMB Property Corporation	28,262	531,608
Entertainment Properties Trust	175,294	3,611,056
Hersha Hospitality Trust	441,839	1,095,761

Ventas, Inc.	110,567	3,301,531
		8,539,956
RETAILING - 4.6%
GUESS?, Inc.	94,868	2,445,697
Urban Outfitters, Inc. (a)	28,134	587,157
Zumiez, Inc. (a)	83,471	668,603
		3,701,457
SOFTWARE & SERVICES - 11.9%
3PAR, Inc. (a)	46,142	572,161
Acacia Research (a)	122,196	961,682
Alliance Data Systems Corporation (a)(b)	49,109	2,022,800
Blackboard, Inc. (a)(b)	60,763	1,753,620
Constant Contact, Inc. (a)(b)	46,921	930,913
Internet Capital Group, Inc. (a)	153,554	1,033,418
STEC, Inc. (a)(b)	41,541	963,336
Synaptics Incorporated (a)(b)	11,407	440,881
Ulticom, Inc. (a)(b)	158,173	316,346
Verint Systems, Inc. (a)(b)	49,441	509,242
		9,504,399
TELECOMMUNICATION SERVICES - 0.2%
Atlantic Tele-Network, Inc.	4,257	167,258

TEXTTILE & APPAREL - 1.2%
Central Garden & Pet Company (a)	35,976.00	395,376
Phillips-Van Heusen Corporation	19,968.00	572,882
		968,258
WIRELESS TELECOMMUNICATION SERVICES - 6.5%
Crown Castle International Corporation (a)	76,652	1,841,181
SBA Communications Corporation (a)(b)	136,598	3,352,115
		5,193,296

TOTAL COMMON STOCK		78,451,066
(Cost $88,811,840)

SHORT TERM INVESTMENTS - 2.4%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.00001%, 7/01/09, (Dated 06/30/09), Collateralized by $1,915,000 par
U.S. Treasury Bill- zero coupon due 12/24/09,
Market Value $1,911,745, Repurcchase Proceeds $1,874,000
(Cost $1,874,000)	$1,874,000	1,874,000

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.5%		80,325,066
(Cost $90,685,840)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 7.8%

Money Market - 7.8%
JP Morgan Prime Money Market Fund - Inst.	6,261,595	6,261,595
(Cost $6,261,595)

TOTAL INVESTMENTS - 108.3% (d)		86,586,661
(Cost $96,947,435)
OTHER ASSETS & LIABILITIES (NET) - (8.3%)		(6,646,247)
NET ASSETS - 100%		$79,940,414

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

The Portfolio is actively managed and holdings are subject to change.
There is no guarantee the Fund will continue to invest in the securities referenced.
Reference to specific securities or holdings should not be considered recommendations for action by investors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Small Cap Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2009 in valuing the Small Cap Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$74,451,066	$ --	$ --
Level 2	8,135,595	--	--
Level 3	--	--	--
Total	$82,586,661	$ --	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 03/31/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 06/30/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT LONG / SHORT FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

Common Stock - 99.1%

Long Positions - 128.9%
	Shares	Value
AEROSPACE & DEFENSE - 2.7%
General Dynamics Corporation (b)	10,460	$579,379
Lockheed Martin Corporation (b)	6,446	519,870
Raytheon Company (b)	5,418	240,722
		1,339,971
AIRLINES - 1.3%
Copa Holdings, S.A.	1	41
Southwest Airlines Co. (b)	97,343	655,118
		655,159
AUTOMOBILES - 0.3%
Ford Motor Company (a)(b)	10,439	63,365
WABCO Holdings Inc. (b)	4,408	78,021
		141,386
BANKS - 8.6%
Bank of America Corporation (b)	73,884	975,269
Bank of Hawaii Corporation (b)	11,330	405,954
BOK Financial Corporation (b)	2,343	88,261
MBIA, Inc. (b)	23,268	100,750
Northern Trust Corporation (b)	11,467	615,549
TFS Financial Corporation	1	11
The Bank of New York Mellon Corporation (b)	40,030	1,173,279
U.S. Bancorp (b)	52,269	936,660
		4,295,733
BEVERAGES - 0.3%
Brown-Forman Corporation (b)	3,278	140,888

BIOTECHNOLOGY - 1.1%
Gilead Sciences, Inc. (a)(b)	11,739	549,855
Illumina, Inc. (a)	1	39
		549,894
BUILDING PRODUCTS - 0.1%
Crane Co.	1,760	39,266

CHEMICALS - 1.1%
Ashland, Inc. (b)	1,759	49,340
CF Industries Holdings, Inc. (b)	300	22,242
Eastman Chemical Company	1	38
Ecolab, Inc. (b)	4,679	182,434
Huntsman Corporation (b)	8,467	42,589
Terra Industries, Inc., (b)	5,926	143,528

The Dow Chemical Company (b)	8,809	142,177
		582,348
COMMERCIAL SERVICES AND SUPPLIES - 0.3%
Hewitt Associates, Inc. (a)(b)	4,951	147,441
Waste Management, Inc.	5	141
		147,582
COMMUNICATIONS EQUIPMENT - 5.9%
Corning Incorporated (b)	94,061	1,510,620
Motorola, Inc. (b)	144,265	956,477
QUALCOMM Incorporated (b)	11,600	524,320
		2,991,417
COMPUTERS & PERIPHERALS - 4.5%
Apple, Inc. (a)	437	62,242
Dell, Inc. (a)(b)	10,792	148,174
Hewlett-Packard Company	41,585	1,607,260
International Business Machines (b)	1,620	169,160
Lexmark International, Inc. (a)(b)	15,882	251,730
		2,238,566
CONSTRUCTION ENGINEERING - 3.2%
Fluor Corporation (b)	21,999	1,128,329
Jacobs Engineering Group, Inc. (a)(b)	4,796	201,863
The Shaw Group, Inc. (a)(b)	9,875	270,674
		1,600,866
CONSUMER SERVICES - 0.4%
H&R Block, Inc. (b)	13,142	226,437

CONTAINERS & PACKAGING - 0.3%
Pactiv Corporation (a)(b)	6,867	149,014

DISTRIBUTORS - 0.1%
CarMax, Inc. (a)(b)	2,666	39,190

DIVERSIFIED FINANCIAL SERVICES - 11.1%
American Express Company (b)	21,232	493,432
BlackRock, Inc. (b)	3,606	632,564
Discover Financial Services (b)	33,004	338,951
Franklin Resources, Inc. (b)	10,971	790,022
INVESCO Ltd	123	2,192
Principal Financial Group, Inc.	1	19
State Street Corporation	55	2,596
T. Rowe Price Group, Inc. (b)	24,458	1,019,165
TD AMERITRADE Holding Corporation	1	17
The Charles Schwab Corporation (b)	71,388	1,252,145
Visa, Inc. (b)	16,384	1,020,068
		5,551,171
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.0%
AT&T Corporation (b)	46,660	1,159,035
Embarq Corporation (b)	885	37,223

Sprint Nextel Corporation (b)	170,221	818,763
		2,015,021
ELECTRIC UTILITIES - 3.3%
NRG Energy, Inc. (b)	35,929	932,717
PPL Corporation (b)	22,469	740,578
The AES Corporation (a)	1	12
		1,673,307
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Agilent Technologies, Inc. (a)(b)	2,997	60,869
AVX Corporation	1	10
Ingram Micro, Inc. (a)(b)	19,047	333,323
Tech Data Corporation (a)(b)	15,741	514,888
		909,090
ENERGY EQUIPMENT & SERVICES - 0.0%
Rowan Companies, Inc.	1	19

FOOD PRODUCTS - 3.9%
Bunge Limited (b)	8,444	508,751
Sara Lee Corporation (b)	39,797	388,419
Tyson Foods, Inc. (b)	83,097	1,047,853
		1,945,023
FOOD STAPLES & DRUG RETAILING - 4.8%
BJ’s Wholesale Club, Inc. (a)(b)	6,061	195,346
Costco Wholesale Corporation (b)	15,382	702,958
Dean Foods Company	1	19
PepsiCo, Inc.	848	28,696
SYSCO Corporation (b)	46,060	1,035,429
Walgreen Co. (b)	14,783	434,620
		2,397,068
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
Express Scripts, Inc. (a)	126	8,662
Humana, Inc. (a)(b)	4,541	146,493
McKesson Corporation (b)	32,764	1,441,616
Stryker Corporation (b)	17,003	675,699
UnitedHealth Group Inc. (b)	2,956	73,841
Zimmer Holdings, Inc. (a)(b)	7,490	319,074
		2,665,385
HEALTH CARE PROVIDERS & SERVICES - 1.9%
Aetna, Inc. (b)	3,262	81,713
Cardinal Health, Inc.	1	30
Coventry Health Care, Inc. (a)(b)	7,014	131,232
Health Net, Inc. (a)(b)	16,100	250,355
Hill-Rom Holdings, Inc. (b)	12,680	205,670
Tenet Healthcare Corporation (a)(b)	97,960	276,247
		945,247
HOTELS, RESTAURANTS & LEISURE - 1.3%
Brinker International, Inc. (b)	16,659	283,703
Las Vegas Sands Corp. (a)(b)	39,295	308,859

Marriott International, Inc. (b)	2,958	65,274
Starbucks Corporation (a)	1	14
		657,850
HOUSEHOLD DURABLES - 0.0%
Centex Corporation (b)	772	6,531

INDUSTRIAL CONGLOMERATES - 1.8%
KBR, Inc. (b)	47,928	883,792

INSURANCE - 0.6%
Allied World Assurance Company Holdings, Ltd.	996	40,667
American Financial Group, Inc. (b)	1,543	33,298
Torchmark Corporation (b)	5,614	207,942
		281,907
IT CONSULTING & SERVICES - 1.6%
Accenture, Ltd. (b)	11,091	371,105
MasterCard Incorporated (b)	1,758	294,131
Sun Microsystems, Inc. (a)(b)	4,632	42,707
The Western Union Company (b)	7,422	121,721
		829,664
MACHINERY - 2.9%
AGCO Corporation (a)(b)	26,866	780,995
Flowserve Corporation	233	16,266
Harsco Corporation (b)	10,508	297,376
Joy Global, Inc. (b)	4,800	171,456
The Timken Company (b)	10,825	184,891
		1,450,984
MEDIA - 4.8%
Comcast Corporation (b)	129,423	1,875,339
DISH Network Corporation (a)	20,536	332,889
Disney (Walt) Company (b)	7,519	175,418
Scripps Networks Interactive, Inc.	412	11,466
		2,395,112
METALS & MINING - 0.8%
Cliffs Natural Resources Inc. (b)	8,582	210,001
Commercial Metals Company (b)	2,754	44,147
Peabody Energy Corporation	166	5,007
United States Steel Corporation (b)	4,093	146,284
		405,439
OIL & GAS - 17.2%
Apache Corporation (b)	1,673	120,707
Arch Coal, Inc.	1	15
Cabot Oil & Gas Corporation (b)	10	306
Chevron Corporation (b)	27,716	1,836,185
ConocoPhillips (b)	13,520	568,651
Exxon Mobil Corporation	32,198	2,250,962
Hess Corporation	18,382	988,033
Marathon Oil Corporation	3,512	105,817

Murphy Oil Corporation (b)	16,761	910,458
Occidental Petroleum Corporation (b)	25,324	1,666,572
Pioneer Natural Resources Company (b)	8,244	210,222
		8,657,928
PAPER & FOREST PRODUCTS - 0.3%
International Paper Company (b)	9,130	138,137
MeadWestvaco Corporation (b)	2,419	39,696
Sonoco Products Company	1	24
		177,857
PERSONAL PRODUCTS - 0.5%
Avon Products, Inc.	392	10,106
The Estee Lauder Companies, Inc. (b)	7,312	238,883
		248,989
PHARMACEUTICALS & BIOTECHNOLOGY - 10.4%
AmerisourceBergen Corporation (b)	73,866	1,310,383
Amgen Inc. (a)(b)	18,130	959,802
Biogen Idec, Inc. (a)(b)	11,116	501,887
Forest Laboratories, Inc. (a)(b)	11,986	300,969
Johnson & Johnson	9,088	516,199
Merck & Co., Inc. (b)	13,092	366,052
Pfizer Inc. (b)	41,895	628,425
Schering-Plough Corporation	10,110	253,963
Wyeth	8,279	375,784
		5,213,464
REAL ESTATE - 0.6%
Hospitality Properties Trust	1	12
Public Storage (b)	4,407	288,570
		288,582
RETAILING - 2.2%
Amazon.com, Inc. (a)(b)	1,457	121,893
Barnes & Noble, Inc. (b)	249	5,137
Big Lots, Inc. (a)(b)	13,336	280,456
Foot Locker, Inc. (b)	2	21
J. C. Penney Company, Inc. (b)	2,830	81,249
RadioShack Corporation (b)	15,655	218,544
The Gap, Inc. (b)	18,469	302,891
The TJX Companies, Inc. (b)	1,409	44,327
Thor Industries, Inc.	62	1,139
Williams-Sonoma, Inc.	4,354	51,682
		1,107,339
ROAD & RAIL - 0.0%
CSX Corporation	30	1,039

SEMICONDUCTOR EQUIPMENT - 7.0%
Analog Devices, Inc. (b)	11,598	287,398
Intel Corporation (b)	110,905	1,835,478
Texas Instruments Inc. (b)	64,424	1,372,231
		3,495,107

SOFTWARE & SERVICES - 5.6%
Computer Sciences Corporation (a)	1	44
Compuware Corporation (a)	14	96
eBay, Inc. (a)(b)	52,575	900,610
Electronic Arts, Inc. (a)(b)	38,671	839,934
Microsoft Corporation (b)	40,549	963,850
salesforce.com, inc. (a)(b)	951	36,300
VeriSign, Inc. (a)	453	8,371
Yahoo! Inc. (a)(b)	4,167	65,255
		2,814,460
TEXTILES & APPAREL - 0.4%
Guess?, Inc. (b)	8,156	210,261

TOBACCO - 2.4%
Philip Morris International Inc. (a)	27,948	1,219,092

UTILITIES - 0.6%
Energen Corporation (b)	7,642	304,916

WIRELESS TELECOMMUNICATIONS - 1.6%
NII Holdings, Inc. (a)(b)	33,501	638,864
United States Cellular Corporation (a)	4,002	153,877
		792,741

TOTAL LONG POSITIONS - 128.9%		64,682,102
(Cost $61,322,479)

Short Positions - (29.8%)

AEROSPACE & DEFENSE - (0.1%)
BE Aerospace, Inc. (a)	(1,593)	(22,875)

AIRLINES - (0.3%)
AMR Corporation (a)	(30,700)	(123,414)
Continental Airlines, Inc. (a)	(2,204)	(19,527)
Delta Air Lines, Inc. (a)	(2,930)	(16,965)
		(159,906)
BANKS - (0.5%)
Comerica Inc.	(6,050)	(127,958)
Huntington Bancshares Incorporated	(13,796)	(57,667)
KeyCorp	(2)	(11)
Regions Financial Corporation	(537)	(2,169)
Synovus Financial Corp.	(20,064)	(59,991)
Zions Bancorporation	(810)	(9,364)
		(257,160)
BIOTECHNOLOGY - (1.5%)
BioMarin Pharmaceutical, Inc. (a)	(5,014)	(78,269)
Vertex Pharmaceuticals Incorporated (a)	(18,771)	(668,998)

		(747,267)
BUILDING PRODUCTS - (0.3%)
Owens Corning (a)	(12,269)	(156,798)

COMMERCIAL SERVICES AND SUPPLIES - (0.6%)
FTI Consulting, Inc. (a)	(385)	(19,527)
The Brink’s Company	(1,130)	(32,804)
Weight Watchers International, Inc.	(8,944)	(230,487)
		(282,818)
COMMUNICATIONS EQUIPMENT - (0.9%)
Ciena Corporation (a)	(43,433)	(449,532)
F5 Networks, Inc. (a)	(106)	(3,666)
		(453,198)
CONSTRUCTION & ENGINEERING - (0.2%)
Eagle Materials, Inc.	(984)	(24,836)
Vulcan Materials Company	(1,172)	(50,513)
		(75,349)
CONTAINERS & PACKAGING - (0.2%)
Jarden Corporation (a)	(6,055)	(113,531)

DIVERSIFIED FINANCIAL SERVICES - (4.7%)
Affiliated Managers Group, Inc. (a)	(2,771)	(161,244)
Ameriprise Financial, Inc.	(628)	(15,242)
Capital One Financial Corporation	(10,110)	(221,207)
First Horizon National Corporation	(19,057)	(228,684)
Interactive Brokers Group, Inc. (a)	(426)	(6,616)
Jefferies Group, Inc.	(14,742)	(314,447)
Lazard, Ltd	(12,115)	(326,136)
Legg Mason, Inc.	(17,474)	(426,016)
SLM Corporation	(55,601)	(571,022)
The Nasdaq Stock Market, Inc. (a)	(1,347)	(28,705)
The Student Loan Corporation	(877)	(32,624)
		(2,331,943)
ELECTRONIC EQUIPMENT & INSTRUMENTS - (0.2%)
Itron, Inc. (a)	(1,982)	(109,149)

FOOD PRODUCTS - (0.1%)
Smithfield Foods, Inc. (a)	(1)	(14)
The J. M. Smucker Company	(1,477)	(71,871)
		(71,885)
HEALTH CARE EQUIPMENT & SERVICES - (1.8%)
HLTH Corporation (a)	(906)	(11,869)
Hologic, Inc. (a)	(35,970)	(511,853)
Inverness Medical Innovations, Inc. (a)	(7,035)	(250,305)
Kinetic Concepts, Inc. (a)	(5,440)	(148,240)
		(922,267)
HEALTH CARE PROVIDERS & SERVICES - (0.4%)

DaVita, Inc. (a)	(3,603)	(178,204)

HOUSEHOLD DURABLES - (1.4%)
KB Home	(2,580)	(35,294)
M.D.C. Holdings, Inc.	(5,406)	(162,775)
Toll Brothers, Inc. (a)	(29,609)	(502,465)
		(700,534)
INSURANCE - (1.8%)
Genworth Financial, Inc.	(27,026)	(188,912)
Hartford Financial Services Group, Inc.	(22,996)	(272,962)
Markel Corporation (a)	(417)	(117,469)
OneBeacon Insurance Group, Ltd.	(904)	(10,568)
Protective Life Corporation	(7,106)	(81,293)
Prudential Financial Inc.	(252)	(9,379)
RenaissanceRe Holdings, Ltd.	(1,800)	(83,772)
XL Capital, Ltd.	(11,988)	(137,382)
		(901,737)
MACHINERY - (0.5%)
Oshkosh Corporation	(9,842)	(143,103)
The Manitowoc Company, Inc.	(20,234)	(106,431)
		(249,534)
MEDIA - (1.9%)
Brocade Communications Systems, Inc. (a)	(1,030)	(8,054)
Clear Channel Outdoor Holdings, Inc. (a)	(2)	(11)
Liberty Entertainment Group (a)	(20,407)	(545,887)
Liberty Media Capital (a)	(23,864)	(323,596)
Time Warner Cable, Inc. (a)	(2,110)	(66,824)
		(944,372)
METALS & MINING - (0.0%)
Century Aluminum Company (a)	(877)	(5,464)

OIL & GAS - (3.9%)
El Paso Corporation	(69,039)	(637,230)
Helix Energy Solutions Group, Inc. (a)	(108)	(1,174)
Newfield Exploration Company (a)	(3,388)	(110,686)
Plains Exploration & Production Company (a)	(31,409)	(859,350)
Quicksilver Resources, Inc. (a)	(29,210)	(271,361)
W&T Offshore, Inc.	(5,238)	(51,018)
		(1,930,819)
PHARMACEUTICALS & BIOTECHNOLOGY - (1.5%)
King Pharmaceuticals, Inc. (a)	(63,979)	(616,118)
Perrigo Company	(5,213)	(144,817)
		(760,935)
REAL ESTATE - (0.8%)
CB Richard Ellis Group, Inc. (a)	(20,783)	(194,529)
Taubman Centers, Inc.	(7,100)	(190,706)
The St. Joe Company	(1,332)	(35,285)
UDR, Inc.	(1)	(10)

Walter Investment Management Corp.	(1)	(13)
		(420,543)
RETAILING - (0.5%)
AutoZone, Inc. (a)	(1,461)	(220,772)
O’Reilly Automotive, Inc. (a)	(1,119)	(42,611)
		(263,383)
SEMICONDUCTOR EQUIPMENT - (3.8%)
Cypress Semiconductor Corporation (a)	(61,284)	(563,813)
International Rectifier Corp. (a)	(12,540)	(185,717)
KLA-Tencor Corporation	(3,224)	(81,406)
Lam Research Corporation (a)	(24,538)	(637,988)
Linear Technology Corporation	(9,697)	(226,425)
Rambus Inc. (a)	(13,488)	(208,929)
		(1,904,278)
SOFTWARE & SERVICES - (0.5%)
Nuance Communications, Inc. (a)	(22,504)	(272,074)

WATER UTILITIES - (0.0%)
American Water Works Company, Inc.	(853)	(16,301)

WIRELESS TELECOMMUNICATIONS - (1.4%)			-
Leap Wireless International, Inc. (a)	(6,170)	(203,178)
SBA Communications Corporation (a)	(19,660)	(482,457)
		(685,635)

TOTAL SHORT POSITIONS (29.8%)		(14,937,959)
(Proceeds $12,388,558)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 99.1%		$49,744,143
(Cost $48,933,921)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 15.5%
	Par Value	Value
Registered Money Market - 15.5%
State Street Navigator Securities Lending Prime Portfolio	0	7,785,307
(Cost $7,785,307)

TOTAL INVESTMENTS 114.6%		$57,529,450
(Cost $56,719,228)
OTHER ASSETS & LIABILITIES (NET) - (14.6%)		(7,340,922)
NET ASSETS - 100%		$50,188,528

(a) Non-Income producing security
(b) All or a portion of this securty was out on loan.

The percentage of each investment category is calculated as a percentage of net assets.

All long security holdings are held as collateral for short security positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Long/Short Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2009 in valuing the Long/Short Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$64,682,102	$ (14,937,959)	$ --
Level 2	7,785,307	--	--
Level 3	--	--	--
Total	$72,467,409	$ (14,937,959)	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 03/31/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 06/30/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

Common Stock - 82.7%
	Shares	Value
BRAZIL - 8.5%
Banco do Brasil SA	197,160	2,124,573
Brasil Telecom Participacoes SA	48,274	859,624
CIA Saneamento Basico De SP	142,805	2,109,198
Empresa Brasileira de Aeronautica (Embraer)	305,938	1,268,580
Gerdau SA (c)	242,970	2,543,896
Itau Unibanco Banco Multiplo SA (c)	24,530	388,310
Petroleo Brasileiro SA (a)	134,447	2,742,295
Petroleo Brasileiro SA (c)	153,329	5,115,055
Souza Cruz SA (a)	21,660	615,142
Usinas Siderurgicas de Minas Gerais SA (c)	93,423	2,017,003
		19,783,676
CHILE - 1.2%
Banco Santander-Chile (c)	46,929	2,191,115
Enersis S.A. (c)	30,276	559,198
		2,750,313
CHINA - 18.3%
Bank of China Ltd. (a)	8,291,178	3,947,645
Beijing Enterprises Holdings Limited (a)	8,500	42,500
Central China Real Estate Ltd. (a)	390,000	128,825
China Blue Chemical Ltd.	520,000	275,095
China Construction Bank Corporation	6,862,850	5,313,140
China Mobile Limited	535,924	5,366,121
China Petroleum & Chemical Corporation (Sinopec Corp.)	4,851,040	3,705,545
China Pharmaceutical Group Limited	1,527,768	784,578
China Telecom Corporation Limited	3,680,000	1,832,866
CNOOC Limited	3,837,393	4,758,337
Dongfeng Motor Group	3,369,669	2,860,939
GZI Real Estate Investment Trust	661,000	214,930
Huabao Intl Hldg Inc.	1,000,245	967,973
Industrial and Commercial Bank of China	3,286,000	2,293,825
Lite-On Technology Corp.	699,000	607,178
NetEase.com, Inc. (a) (c)	39,953	1,405,546
PetroChina Company Limited	142,762	158,419
Renhe Commercial Holdings (a) (b)	6,828,000	1,409,642
Shenzhen Investment Limited	380,594	161,076
Shenzhen International Holdings Limited	17,117,046	1,170,577
Shenzhou International Group	429,000	188,205
Sinolink Worldwide Holdings Limited	2,992,000	474,856
Skyworth Digital Holdings Limited (a)	1,310,000	299,185
Tencent Holdings Ltd (b)	135,286	1,572,799
Yanzhou Coal Mining	1,528,850	2,106,840

Zhaojin Mining Industry Company Ltd. (a)	333,641	541,571
		42,588,213
CZECH REPUBLIC - 0.8%
Komerční banka	12,639	1,750,859
HONG KONG - 1.4%
CNPC (Hong Kong) Limited	2,540,000	2,110,644
Hopewell Holdings Limited (a)	350,500	1,094,458
		3,205,102
HUNGARY - 0.5%
Egis Gyogyszergyar Rt. (Egis)	3,503	315,164
Magyar Telekom Telecommunica	307,278	902,298
		1,217,462
INDONESIA- 1.2%
PT Bank Mandiri	1,314,000	408,714
PT Bank Rakyat Indonesia	2,819,500	1,740,176
PT Astra International Tbk	224,500	523,448
		2,672,338
ISRAEL - 2.2%
Partner Communications Company Ltd.	153,625	2,613,583
Teva Pharmaceutical Industries Ltd.	49,235	2,399,453
		5,013,036
MALAYSIA - 2.6%
British American Tobacco	24,993	318,190
Genting Plantation Berhad	311,124	486,823
PPB Group	496,586	1,638,804
Public Bank Berhad	399,394	1,028,312
Tenaga Nasional	933,014	2,030,599
UMW Holdings	390,354	660,770
		6,163,498
MEXICO - 2.5%
America Movil SAB de CV	428,081	830,401
Banco Compartamos SA de CV (a)	217,783	701,070
Cemex SAB de CV (a) (c)	83,856	783,215
Consorcio Ara S.A. de CV	1,219,889	530,696
Grupo Carso SA DE Cv-ser A1	327,665	880,653
Grupo Mexico SAB de CV	978,494	1,069,774
Grupo Televisa SA (c)	44,131	750,227
Telefonos De Mexico SAB de CV International (Telmex) (b)	323,282	263,853
		5,809,889
PHILIPPINES - 0.5%
First Philippine Holdings Corporation (a)	392,362	240,513
Metropolitan Bank & Trust	334,800	219,142
Petron Corporation	3,886,290	436,072
Philippines Long Distance Telelephone Company (c)	4,550	226,226
		1,121,953
POLAND - 1.0%
Asseco Poland SA (a)	24,096	412,555

KGHM Polska Miedz S.A.	19,845	508,566
Telekomunikacja PO	268,888	1,299,523
		2,220,644
RUSSIA - 6.4%
Evraz Group SA (a) (d)	24,378	461,963
Gazprom (c)	322,163	6,523,801
JSC MMC Norilsk Nickel (c)	258,934	2,382,193
LUKoil (c)	89,421	3,967,610
SEVERSTAL (a) (d)	286,061	1,550,450
SISTEMA JSFC (d)	5,557	67,073
		14,953,090
SOUTH AFRICA - 9.1%
Absa Group Limited	163,869	2,328,136
Adcock Ingram Holdings Ltd. (a)	86,176	474,594
African Bank Investments Limited	55,276	198,258
African Rainbow Minerals Limited	15,880	266,427
ArcelorMittal South Africa	141,591	1,746,457
FirstRand Limited	628,665	1,141,625
Gold Fields Limited	189,599	2,290,126
Impala Platinum Holdings Limited	92,144	2,028,537
Investec Limited (a)	186,817	1,023,060
Liberty Holdings Ltd.	149,577	1,159,330
Metropolitan Holdings Ltd.	829,809	1,248,599
MTN Group Limited	30,551	466,837
Nampak Limited	132,804	249,570
Remgro Limited	222,487	2,129,611
Santam Limited (a)	28,915	317,439
Shoprite Holdings Ltd.	89,342	634,654
Standard Bank Group Limited	275,671	3,158,155
Woolworths Holdings Limited (a)	177,572	297,005
		21,158,420
SOUTH KOREA - 11.9%
CJ O SHOPPING Co., Ltd. (a)	2,338	115,987
Daishin Securities Company (a)	33,510	410,343
Dongbu Insurance Co., Ltd.	7,160	147,252
Hyundai Department Store Co., Ltd. (a)	27,689	1,947,435
Hyundai Heavy Industries Co., Ltd.	14,165	2,118,162
Hyundai Marine & Fire Insurance, Co., Ltd.	83,651	1,044,037
Hyundai Mipo Dockyard Co., Ltd.	10,330	1,025,743
Kangwon Land Inc. (a)	71,620	916,367
Korea Zinc Inc.	16,173	1,758,280
KT&G Corporation	30,441	1,720,438
LG Chemical	22,048	2,414,299
LG Corp.	66,163	3,162,861
LG Display Co., Ltd. (a)	42,300	1,055,881
LG Electronics Inc.	11,470	1,053,409
PacifiCorp	1,796	164,945
Posco	2,071	688,464

Samsung Electronics Co., Ltd.	9,379	4,358,388
Samsung Heavy Industries	89,270	2,032,128
SK Holdings Co., Ltd.	14,320	1,197,127
SK Telecom	3,148	429,963
		27,761,509
TAIWAN - 11.4%
AU Optronics Corp. (a)	2,378,000	2,319,293
Chunghwa Telecom Co., Ltd.	1,593,987	3,182,144
Compal Electronics, Inc. (a)	593,000	481,666
Formosa Plastics Corporation	1,224,000	2,182,383
Fubon Financial HL	1,034,000	967,504
HannStar Display Corporation	1,271,000	257,609
HTC Corporation	29,738	420,556
Hua Nan Financial Holdings Co., Ltd. (a)	1,649,760	990,560
Inventec Appliances Corp. (a)	328,042	323,943
MediaTek Incorporation	149,517	1,786,366
Quanta Computer	2,851,525	4,606,243
Siliconware Precision Industries Company	738,422	856,353
Taiwan Cement Coporation	487,000	466,071
Taiwan Semiconductor Mfg. Co. Ltd.	3,125,019	5,209,952
U-Ming Marine Transport Corporation	410,485	800,702
Utd Micro Elect	5,020,669	1,683,248
		26,534,593
THAILAND - 2.4%
Cp All Pcl	1,648,042	827,165
Electricity Generating PCL	36,000	79,249
Krung Thai Bank Pub.,Co.,Ltd.	4,455,126	1,170,337
PTT Chemical	243,505	373,441
PTT Explortn & Prd.	439,947	1,756,172
PTT Public Company Limited	173,611	1,192,397
Siam Commercial Bank Public Company Limited (a)	136,638	300,788
		5,699,549
TURKEY - 0.8%
Turkiye IS Bankasi AS C	626,784	1,847,192

TOTAL COMMON STOCK		192,251,336
(Cost $185,540,841)

Preferred Stock - 6.7%
BRAZIL - 6.7%
Bradespar SA	140,108	1,824,861
Eletropaulo Metropolitana Preferred-B	108,421	1,915,778
Fertilizantes Fosfatados SA (a)	180,750	1,374,822
Itau Unibanco Banco Multiplo SA	71,337	1,128,762
Itausa-Investimentos Itau SA	606,136	2,689,141
Lojas Americanas SA (a)	26,130	122,042
Telemar Norte Leste SA	74,621	2,069,114
Telecomunicacoes de Sao Paulo S.A.	22,461	501,101

Ultrapar Participacoes SA (a)	9,900	312,992
Usinas Siderurgicas de Minas Gerais-pf A	122,627	2,596,036
Vale SA (a)	64,086	973,273
TOTAL PREFERRED STOCK		15,507,922
(Cost $11,863,442)

Exchange Traded Funds- 9.3%
INDIA - 6.3%
PowerShares India Portfolio	252,600	4,574,586
WisdomTree India Earnings Fund	579,458	10,053,596
		14,628,182
OTHER - 3.0%
iShares MSCI Emerging Markets Index Fund	215,393	6,942,117

TOTAL EXCHANGE TRADED FUNDS		21,570,299
(Cost $21,267,357)

Short Term Investments - 1.9%	Par Value	Value

State Street Bank & Trust Co., Repurchase Agreement
.00001%, 07/01/09, (Dated 06/30/09), Collateralized by
$4,490,000 U.S. Treasury Bills--zero coupon
due 12/10/09, Market Value $4,483,714, Repurchase
Proceeds $4,391,000 (Cost $4,391,000)	$4,391,000	4,391,000

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)		233,720,557
(Cost $223,062,640)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 0.8%

Money Market - 0.8%
JP Morgan Prime Money Market Fund - Inst.	1,791,577	1,791,577
(Cost $1,791,577)

TOTAL INVESTMENTS - 101.4%		235,512,134
(Cost $224,854,217)
OTHER ASSETS & LIABILITIES (Net) - (1.4%)		(3,201,862)
NET ASSETS - 100%		$232,310,272

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common, Preferred Stock, and Exchange Traded Funds)
Financials	21.3%
Energy	15.2%
Materials	14.2%
Information Technology	11.8%
Telecommunication Services	9.1%
Industrials	6.9%
Consumer Discretionary	4.6%
Utilities	3.0%
Consumer Staples	2.8%
Healthcare	1.8%
Exchange Traded Funds	9.3%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Emerging Markets Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2009 in valuing the Emerging Markets Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$229,329,557	$ --	$ (98,938)
Level 2	6,182,577	--	--
Level 3	--	--	--
Total	$235,512,134	$ --	$ (98,938)

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 03/31/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 06/30/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

Common Stock - 97.9%
	Shares	Value
AUSTRALIA - 2.9%
BHP Billiton Ltd.	341,850	$9,559,319

AUSTRIA - 3.1%
Andritz AG	243,460	10,205,791

BELGIUM - 2.4%
KBC Groep N.V. (a)	52,156	950,595
Solvay S.A.	84,380	7,113,422
		8,064,017
CANADA - 2.6%
Methanex Corporation	719,207	8,746,385

FINLAND - 9.6%
Cargotec Corp., Class B	386,850	6,633,106
Kone Corporation OYJ-B	376,800	11,532,209
Konecranes OYJ	275,280	6,464,536
Yit OYJ	726,067	7,532,797
		32,162,648
FRANCE - 6.6%
Christian Dior S.A.	125,573	9,360,753
Imerys S.A. (b)	84,552	3,485,625
Tecnip S.A.	188,600	9,225,513
		22,071,891
GERMANY - 9.4%
BASF SE	205,700	8,170,126
Demag Cranes AG	128,000	2,892,830
Hannover Rueckvers (a)	181,700	6,715,034
Muenchener Ruckvers AG	41,100	5,542,677
Tognum AG	601,900	7,898,562
		31,219,229
INDIA - 0.5%
Infosys Technologies Ltd (c)	48,800	1,794,864

IRELAND - 9.4%
Bank of Ireland (a)	715,939	1,691,312
CRH PLC	481,406	10,979,814
Greencore Group PLC	5,346,976	9,819,849
Smurfit Kappa PLC (a)	2,345,413	12,659,832
		31,178,660
ITALY - 2.7%

Trevi Finanziaria SpA	776,466	9,019,092

JAPAN - 16.0%
Asahi Breweries Ltd.	460,500	6,623,597
Culture Convenience Club Co., Ltd.	429,900	3,682,437
Iino Kaiun Kaisha, Ltd.	1,076,000	6,416,053
Kansai Electric Power Company Inc.	262,600	5,800,456
KDDI Corporation	1,204	6,392,699
Meiji Dairies Corporation	186,300	7,496,049
Nippon Yusen Kabushiki Kaisha	1,141,000	4,934,118
Showa Denko K.K.	3,379,000	6,062,087
Tokyo Electric Power Company Inc.	227,200	5,843,161
		53,250,657
NORWAY - 1.4%
Camillo Eitzen & Co. ASA	649,849	1,130,312
DnB NOR ASA (a)	446,823	3,400,163
		4,530,475
SOUTH AFRICA - 3.1%
Metorex Ltd. (a)	4,759,918	1,844,334
Sasol Ltd.	241,135	8,408,347
		10,252,681
SOUTH KOREA - 5.5%
Samsung Electronics Company Ltd.	24,085	11,192,213
SK Telecom Company Ltd.	51,793	7,074,047
		18,266,260
SWEDEN - 6.1%
Autoliv Inc. (a)(c)	237,234	6,825,222
Duni AB	1,179,500	5,720,693
Investor AB	502,056	7,727,135
		20,273,050
SWITZERLAND - 1.9%
Novartis AG	155,500	6,300,980

THAILAND - 2.1%
Thai Oil Plc	6,724,400	7,006,639

UNITED KINGDOM - 12.6%
Barratt Developments PLC (a)	2,975,894	7,220,192
Bellway PLC	937,770	9,401,764
Lloyds TSB Group PLC (a)	2,812,529	3,235,190
Persimmon PLC (a)	1,109,088	6,385,183
Taylor Wimpey PLC (a)	28,480,391	15,693,870
		41,936,199

TOTAL COMMON STOCK		325,838,837
(Cost $562,901,610)

Warrants - 1.2%

IRELAND - 1.2%
CRH PLC	173,816	3,972,147

TOTAL WARRANTS - 1.2%		3,972,147
(Cost $4,822,681)

Short Term Investments - 2.6%	Par Value	Value
COMMERCIAL PAPER - 2.6%
State Street Global Advisors FDS, 0.242%, due 7/01/2009		$4,845,569
(Cost $4,845,569)

Toyota Motor Credit, 0.16%, due 7/01/2009		$3,839,000
(Cost $3,839,000)

TOTAL SHORT TERM INVESTMENTS - 2.6%		8,684,569
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) 101.70%		338,495,553
(Cost $576,408,860)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 5.6%

Money Market - 5.6%
JP Morgan Prime Money Market Fund		3,278,485
(Cost $3,278,485)

TOTAL INVESTMENTS - 107.3%		341,774,038
(Cost $579,687,345)

OTHER ASSETS & LIABILITIES (NET) - (7.3%)		(9,000,084)
NET ASSETS - 100%		$332,773,954

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Industrials		22.6%
Materials		20.8%
Consumer Discretionary		19.5%
Financials		8.9%
Energy		7.5%

Consumer Staples	7.3%
Telecommunication Services	4.1%
Information Technology	3.9%
Utilities	3.5%
Health Care	1.9%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Foreign Value Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2009 in valuing the Foreign Value Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$322,804,344	$ --	$ (29,774)
Level 2	18,969,694	--	--
Level 3	--	--	--
Total	$341,774,038	$ --	$ (29,774)

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 03/31/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 06/30/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2009

Common Stock - 85.5%
	Shares	Value
AUSTRALIA - 2.4%
Austal Limited	402,800	$905,118

BELGIUM - 2.6%
Barco NV	28,600	977,971

CHINA - 9.7%
NagaCorp Ltd.	5,698,237	757,309
Sichuan Expressway Company Limited (a)	2,408,000	984,943
Sichuan Xinhua Winshare Chainstore Co., Ltd.	1,722,900	626,909
Sinopec Kantons Holdings Limited	3,125,000	552,416
VTech Holdings Limited	115,200	786,328
		3,707,905
FRANCE - 1.2%
Bonduelle SA	6,100	476,785

GERMANY - 1.3%
Demag Cranes AG	20,600	465,565

INDIA - 12.7%
KRBL Limited Derivative (a)	431,300	858,287
LIC Housing Finance Ltd. Derivative (a)	102,900	1,328,439
NIIT Technologies Derivative(a)	423,000	884,070
South Indian Bank Derivative (a)	425,600	808,640
Usha Martin Group Derivative (a)	952,100	990,184
		4,869,620
IRELAND - 7.6%
Glanbia plc	138,900	428,423

Grafton Group plc	196,700	722,526
Greencore Group plc	437,246	803,054
IFG Group plc	167,800	182,323
United Drug	278,000	771,717
		2,908,043
ITALY - 3.8%
De’Longhi SpA	261,200	747,052
Trevi Finanziaria SpA	62,100	721,327
		1,468,379
JAPAN - 5.3%
Accordia Golf Co., Ltd.	953	771,848
Culture Convenience Club Co., Ltd.	77,000	659,567
Iino Kaiun Kaisha, Ltd.	96,400	574,821
		2,006,236
NORWAY - 6.1%
ABG Sundal Collier Holding ASA	603,800	656,386
SpareBank 1 Nord-Norge	130,680	862,514
SpareBank 1 Midt-Norge	66,700	820,905
		2,339,805
RUSSIA - 0.8%
Bank Vozrozhdenie	17,400	316,158

SINGAPORE - 3.7%
Breadtalk Group Ltd.	2,138,000	575,803
China Fishery Group Limited	1,195,700	842,216
		1,418,019
SOUTH AFRICA - 2.2%
Metorex Limited (a)	238,700	92,490
New Clicks Holdings	313,700	743,480
		835,970
SWEDEN - 5.3%
Duni AB	127,100	616,448
Nolato AB	111,900	694,689
Transcom WorldWide S.A.	242,900	719,420
		2,030,557
SWITZERLAND - 2.9%

Bobst Group SA	18,000	505,130
Vetropack Holding AG	426	621,254
		1,126,384
UNITED KINGDOM - 17.9%
Alternative Networks plc	255,300	417,843
Character Group plc	769,600	449,400
Clarkson plc	25,000	255,371
CSR plc (a)	150,400	865,256
Filtrona plc	223,600	448,715
Galliford Try	886,800	703,821
Halfords Group plc	110,196	564,176
Hampson Industries plc	311,900	348,870
Healthcare Locums plc	280,000	879,692
Keller Group plc	59,400	540,808
The Restaurant Group plc	229,200	539,126
Vitec Group plc	192,761	824,388
		6,837,466

TOTAL COMMON STOCK		32,689,981
(Cost $34,136,277)

Preferred Stock - 0.5%
GERMANY - 0.5%
Drägerwerk AG	8,400	209,509
(Cost $527,966)

Exchange Traded Funds - 3.1%
OTHER - 3.1%
iShares MSCI EAFE Small Cap Index Fund	19,500	584,805
SPDR S&P International Small Cap Fund	27,600	586,776
TOTAL EXCHANGE TRADED FUNDS		1,171,581
(Cost $1,447,294)

Short Term Investments - 10.6%	Par Value
COMMERCIAL PAPER - 10.6%
State Street Global Advisors FDS, 0.242%, due 7/01/2009		$4,034,746
(Cost $4,034,746)

TOTAL INVESTMENTS - 99.7%	38,105,817
(Cost $40,146,283)
OTHER ASSETS & LIABILITIES (NET) - 0.3%	113,845
NET ASSETS - 100%	$38,219,662

(a) Non-income producing security

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
Industrials	22.1%
Consumer Discretionary	20.6%
Financials	17.6%
Information Technology	14.5%
Consumer Staples	11.7%
Health Care	5.5%
Materials	3.4%
Exchange Traded Funds	3.4%
Telecommunication Services	1.2%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Quant Foreign Value Small Cap Fund

In September 2006, the Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. In accordance with SFAS 157, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurement for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three board levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as June 30, 2009 in valuing the Foreign Value Small Cap Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Other Financial Instruments*
Level 1	$28,885,293	$ --	$ --
Level 2	9,220,524	--	--
Level 3	--	--	--
Total	$38,105,817	$ --	$ --

*Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 03/31/09	$ --	$ --
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	--	--
Net purchases (sales)	--	--
Net transfers in (out) of Level 3	--	--
Balance as of 06/30/09	$ --	$ --

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Quantitative Group of Funds

By:	/s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey

Willard L. Umphrey

Chairman, President and Trustee (Principal Executive Officer)

Date: August 25, 2009

By:	/s/ Leon Okurowski

Leon Okurowski

Treasurer (Principal Financial Officer)

Date: August 25, 2009